NOTES RECEIVABLE (Details Narrative) - CAD ($)		1 Months Ended	3 Months Ended	12 Months Ended
		Apr. 15, 2022	Mar. 31, 2022	Dec. 31, 2021
Upon execution [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable		$ 450,000	$ 450,000
Subsequent to period [member]
IfrsStatementLineItems [Line Items]
Payment from notes receivable		$ 450,000	$ 450,000
Note Two [member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate	[1]		5.00%
Maturity Date	[1]		Sep. 22, 2024
Note Three [member]
IfrsStatementLineItems [Line Items]
Note receivable interest rate			8.00%
Maturity Date			Apr. 26, 2022
Loans written down

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.